Related Parties - Summary of Transactions with Equity Accounted Investee (Details) - PasajeBus SpA [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Ancillary revenue	$ 114	$ 81	$ 110
Balance Outstanding
Trade receivables	$ 19	$ 22